SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11:	SHAREHOLDERS' EQUITY

a.	Ordinary shares

The ordinary shares of the Company entitle their holders to voting rights, the right to receive cash dividend and the right to a share in excess assets upon liquidation of the Company.

b.	Share Options, Restricted Share Units and Warrants

In 2003, the Company's Board of Directors approved the 2003 Equity Incentive Plan (the "Plan") for an initial term of ten years from adoption and on December 9, 2012, extended the term of the Plan for an additional ten years, and on November 8, 2022 the Company’s Board of Directors approved to extend the term of the Incentive Plan for an additional period of two years, expiring on December 9, 2024. On August 7, 2013, the Company’s Board of Directors approved amendments to the Plan which include the ability to grant RSUs and restricted shares.

The contractual term of the share options is generally no more than seven years and the vesting period of the options and RSUs granted under the Plan is between one and three years from the date of grant. The rights of the ordinary shares issued upon the exercise of share options or RSUs are identical to those of the other ordinary shares of the Company.

As of December 31, 2023, there were 83,848 ordinary shares reserved for future share-based awards under the Plan.

The following table summarizes the activities for the Company’s service-based share options and RSUs for the year ended December 31, 2023:

		Weighted average
	Number of options and RSUs	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2023	3,064,674	$1.39	59.70	$73,284
Granted	1,276,693	0.01	-	-
Exercised	(1,586,980)	1.33	-	50,903
Cancelled	(261,106)	0.12	-	-
Outstanding at December 31, 2023	2,493,281	$0.84	66.70	$74,862

Exercisable at December 31, 2023	349,648	$5.40	2.38	$8,905

Vested and expected to vest at December 31, 2023	2,489,358	$0.89	73.59	$140,704

The weighted-average grant-date fair value of options and RSUs granted during the years ended December 31, 2023, 2022 and 2021 was $35.65, $20.13, and $18.55, respectively. The total fair value of options and RSUs, as their respective vesting dates, during the years ended December 31, 2023, 2022 and 2021 was $11,531, $10,008, and $4,137, respectively.

The aggregate intrinsic value of the outstanding service-based equity grants at December 31, 2023, represents the intrinsic value of all outstanding options and RSUs since they were all in-the-money as of such date.

The following table summarizes the activities for the Company’s performance-based share options and RSUs for the year ended December 31, 2023:

		Weighted average
	Number of Performance based options and RSUs	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2023	592,511	$0.51	70.64	$14,690
Granted	281,000	0.01	-	-
Exercised	(231,971)	1.30	-	7,980
Cancelled	(109,512)	0.01	-	-

Outstanding at December 31, 2023	532,028	$0.01	87.53	$16,424

Exercisable at December 31, 2023	-	-	-	-

Vested and expected to vest at December 31, 2023	456,032	$0.01	98.40	$30,501

The weighted-average grant-date fair value of options and RSUs granted during the year ended December 31, 2023, 2022 and 2021 was $34.18, $20.58 and $20.03, respectively. The total fair value of options and RSUs, as their respective vesting dates, during the years ended December 31, 2023, 2022 and 2021 was $2,506, $2,434, and $264, respectively.

The aggregate intrinsic value of the outstanding performance-based equity grants at December 31, 2023, represents the intrinsic value of all outstanding options and RSUs since they were all in-the-money as of such date.

The number of service-based and performance-based options and RSUs expected to vest reflects an estimated forfeiture rate.

The following table summarizes additional information regarding outstanding and exercisable service-based options and RSUs under the Company's Equity Incentive Plan as of December 31, 2023:

	Outstanding			Exercisable
Range of exercise price	Number of options and RSUs	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options and RSUs	Weighted average remaining contractual life (years)	Weighted average exercise price

$0.01	2,121,332	77.98	$0.01	-	-	$-
2.52 – 3.38	105,336	1.39	3.23	105,336	1.39	3.23
4.25 – 5.90	167,884	2.92	5.26	167,884	2.92	5.26
6.23 – 8.34	72,635	1.86	6.63	57,635	2.05	6.65
$12.02 – 21.35	26,094	4.21	15.34	18,793	4.20	15.03

	2,493,281	66.70	$0.84	349,648	2.38	$5.40

The following table summarizes additional information regarding outstanding and exercisable performance-based options and RSUs under the Company's share Option Plan as of December 31, 2023:

	Outstanding			Exercisable
Range of exercise price	Number of options and RSUs	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options and RSUs	Weighted average remaining contractual life (years)	Weighted average exercise price

$0.01	532,028	87.53	$0.01	-	-	$-

The Company recognized share-based compensation expenses related to its share-based awards in the consolidated statements of income as follows:

	Year ended December 31,
	2023	2022	2021

Cost of revenue	$919	$446	$171
Research and development	2,745	2,129	946
Selling and marketing	6,995	4,528	3,248
General and administrative	4,931	4,467	2,620

Total	$15,590	$11,570	$6,985

As of December 31, 2023, there was $25,665 of unrecognized compensation cost related to outstanding options and RSUs. These amounts are expected to be recognized over a weighted-average period of 1.58 years related to outstanding options and RSUs. To the extent the actual forfeiture rate is different from what has been estimated, share-based compensation related to these awards will differ from the initial expectations.